Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Financing receivable, recorded investment [Line items]
Loans		¥ 1,429,201	¥ 1,338,464
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		532,700	548,721
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		135,076	124,997
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		112,120	134,141
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,141	1,040
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		282,945	286,384
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,418	1,859
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans			300
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		512,344	378,334
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		96,817	89,022
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		563	1,559
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		414,964	287,469
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans			284
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans		1	1
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		1	1
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	384,157	411,410
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	41,424	36,406
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]		1
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	333,128	358,574
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	3,942	5,702
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	5,663	10,727
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Total [Member]
Financing receivable, recorded investment [Line items]
Loans		1,429,202	1,338,466
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		273,317	250,425
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		112,684	135,702
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		333,128	358,574
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		1,141	1,040
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		701,851	579,555
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		7,081	12,870
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans			¥ 300

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.